Vanguard Core Bond Fund

Schedule of Investments (unaudited)
As of June 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (50.1%)
U.S. Government Securities (13.9%)
	United States Treasury Note/Bond	1.125%	2/28/22	25,000	25,399
	United States Treasury Note/Bond	0.375%	3/31/22	24,000	24,086
	United States Treasury Note/Bond	1.500%	1/15/23	25,000	25,844
	United States Treasury Note/Bond	1.375%	2/15/23	15,000	15,473
1	United States Treasury Note/Bond	0.500%	3/15/23	55,000	55,481
	United States Treasury Note/Bond	1.375%	1/31/25	14,000	14,704
	United States Treasury Note/Bond	1.125%	2/28/27	30,000	31,289
2	United States Treasury Note/Bond	4.500%	2/15/36	19,400	29,694
3	United States Treasury Note/Bond	4.375%	5/15/40	6,400	10,107
	United States Treasury Note/Bond	3.625%	8/15/43	2,200	3,212
	United States Treasury Note/Bond	3.375%	5/15/44	4,000	5,655
	United States Treasury Note/Bond	3.125%	8/15/44	12,000	16,358
	United States Treasury Note/Bond	3.000%	2/15/48	6,000	8,208
	United States Treasury Note/Bond	3.125%	5/15/48	5,500	7,700
	United States Treasury Note/Bond	3.375%	11/15/48	5,000	7,341
	United States Treasury Note/Bond	2.250%	8/15/49	5,000	6,009
	United States Treasury Note/Bond	2.375%	11/15/49	11,000	13,575
					300,135
Conventional Mortgage-Backed Securities (32.5%)
4,5	Fannie Mae Pool	2.500%	2/1/28–12/1/49	959	1,012
¤,4,5Fannie Mae Pool		3.000%	4/1/33–3/1/50	47,557	50,187
4,5	Fannie Mae Pool	3.500%	3/1/27–2/1/50	38,029	40,643
¤,4,5Fannie Mae Pool		4.000%	12/1/38–3/1/50	40,695	43,934
4,5	Fannie Mae Pool	4.500%	4/1/39–3/1/50	56,226	61,069
4,5	Fannie Mae Pool	5.000%	3/1/38–10/1/49	7,581	8,625
4,5	Fannie Mae Pool	5.500%	7/1/30–5/1/44	11,722	13,766
4,5	Fannie Mae Pool	6.000%	12/1/28–5/1/41	6,769	8,097
4,5	Fannie Mae Pool	6.500%	11/1/31–9/1/36	34	40
4,5	Freddie Mac Gold Pool	2.500%	10/1/31	562	594
4,5	Freddie Mac Gold Pool	3.000%	9/1/46–8/1/47	3,884	4,157
4,5	Freddie Mac Gold Pool	3.500%	3/1/45–3/1/49	4,012	4,290
4,5	Freddie Mac Gold Pool	4.000%	7/1/39–5/1/49	6,446	6,968
4,5	Freddie Mac Gold Pool	4.500%	12/1/39–2/1/49	5,189	5,631
4,5	Freddie Mac Gold Pool	5.000%	8/1/33–6/1/41	2,871	3,273
4,5	Freddie Mac Gold Pool	5.500%	3/1/29–5/1/40	691	772
4,5	Freddie Mac Gold Pool	6.000%	7/1/28–10/1/36	185	218
4,5	Freddie Mac Gold Pool	6.500%	9/1/39	287	333
4,5	Freddie Mac Gold Pool	7.500%	5/1/38	141	164
4	Ginnie Mae I Pool	3.000%	4/15/45	343	363
4	Ginnie Mae I Pool	3.500%	6/15/47	1,211	1,272
4	Ginnie Mae I Pool	4.000%	7/15/45–8/15/45	133	141
4	Ginnie Mae I Pool	4.500%	2/15/39–9/15/46	1,009	1,136
4	Ginnie Mae I Pool	5.000%	3/15/38–2/15/40	2,123	2,436
4	Ginnie Mae I Pool	6.000%	7/15/37	37	43

¤,4	Ginnie Mae II Pool	2.500%	7/1/50–8/1/50	55,000	57,778
4	Ginnie Mae II Pool	3.000%	5/20/43–12/20/49	26,085	27,349
4	Ginnie Mae II Pool	3.500%	4/20/43–12/20/49	20,230	21,648
4	Ginnie Mae II Pool	4.000%	11/20/42–12/20/49	13,361	14,127
4	Ginnie Mae II Pool	4.500%	11/20/44–11/20/49	20,525	21,944
4	Ginnie Mae II Pool	5.000%	8/20/48–11/20/49	1,987	2,138
4	Ginnie Mae II Pool	6.000%	1/20/40–5/20/48	1,160	1,347
¤,4,5UMBS Pool		2.000%	7/1/35–9/1/50	67,800	69,456
¤,4,5UMBS Pool		2.500%	5/1/35–9/1/50	155,311	161,674
¤,4,5UMBS Pool		3.000%	9/1/49–7/1/50	23,944	25,120
¤,4,5UMBS Pool		3.500%	11/1/40–7/1/50	15,376	16,274
¤,4,5UMBS Pool		4.000%	1/1/49–7/1/50	9,429	10,012
4,5	UMBS Pool	4.500%	4/1/49–3/1/50	6,863	7,196
4,5	UMBS Pool	5.000%	3/1/42–2/1/50	1,021	1,140
4,5	UMBS Pool	5.500%	4/1/38–4/1/41	1,630	1,895
4,5	UMBS Pool	6.000%	4/1/39	1,875	2,222
					700,484
Nonconventional Mortgage-Backed Securities (3.7%)
4,5	Fannie Mae REMICS	1.750%	5/25/43–3/25/46	3,648	3,722
4,5	Fannie Mae REMICS	1.850%	8/25/46	1,507	1,557
4,5	Fannie Mae REMICS	2.500%	9/25/49–12/25/49	4,566	4,820
4,5	Fannie Mae REMICS	2.750%	8/25/47	1,340	1,387
4,5	Fannie Mae REMICS	3.000%	2/25/43–9/25/48	10,201	10,624
4,5	Fannie Mae REMICS	3.500%	12/25/41–6/25/48	5,015	5,517
4,5	Fannie Mae REMICS	4.000%	12/25/47–10/25/48	304	343
4,5	Freddie Mac REMICS	2.500%	9/25/49–2/25/50	4,081	4,319
4,5	Freddie Mac REMICS	3.000%	11/25/47–12/15/47	1,930	2,003
4,5	Freddie Mac REMICS	3.500%	4/15/38–3/25/50	12,685	13,857
4,5	Freddie Mac REMICS	4.000%	1/15/48–4/15/49	13,651	15,333
4,5	Freddie Mac REMICS	5.500%	8/15/38	954	1,115
4	Ginnie Mae REMICS	3.000%	11/20/45–7/20/48	7,354	7,796
4	Ginnie Mae REMICS	3.500%	4/20/48–5/20/49	4,812	5,202
4,6	Ginnie Mae REMICS	4.000%	1/20/45–9/20/48	2,320	1,408
4,7	Ginnie Mae REMICS, 6.150% - 1M USD
	LIBOR	5.960%	6/20/47	3,618	759
					79,762
Total U.S. Government and Agency Obligations (Cost $1,041,971)					1,080,381
Asset-Backed/Commercial Mortgage-Backed Securities (5.0%)
4,8	American Homes 4 Rent 2014-SFR3	3.678%	12/17/36	90	96
4	AmeriCredit Automobile Receivables Trust
	2016-3	2.710%	9/8/22	200	202
4	AmeriCredit Automobile Receivables Trust
	2018-2	4.010%	7/18/24	390	406
4	AmeriCredit Automobile Receivables Trust
	2019-1	3.620%	3/18/25	580	600
4,8	Applebee's Funding LLC / IHOP Funding
	LLC 2019-1	4.194%	6/7/49	50	44
4,8	ARL Second LLC 2014-1A	2.920%	6/15/44	37	36
4,8	Aventura Mall Trust 2018-AVM	4.249%	7/5/40	700	728
4,8	Avis Budget Rental Car Funding AESOP
	LLC 2016-1A	2.990%	6/20/22	500	497
4,8	Avis Budget Rental Car Funding AESOP
	LLC 2017-1A	3.070%	9/20/23	355	355
4,8	Avis Budget Rental Car Funding AESOP
	LLC 2019-1A	3.450%	3/20/23	130	129
4,8	BAMLL Commercial Mortgage Securities
	Trust 2019-BPR	3.112%	11/5/32	900	843

4,8 BAMLL Commercial Mortgage Securities
	Trust 2019-BPR	3.287%	11/5/32	70	67
4	Banc of America Commercial Mortgage Trust
	2015-UBS7	3.441%	9/15/48	99	109
4	BANK 2017 - BNK4	3.625%	5/15/50	19	21
4	BANK 2017 - BNK6	3.518%	7/15/60	80	90
4	BANK 2017 - BNK6	3.741%	7/15/60	50	56
4	BANK 2017 - BNK7	3.175%	9/15/60	910	997
4	BANK 2017 - BNK8	3.488%	11/15/50	180	202
4	BANK 2018 - BN14	4.185%	9/15/60	25	28
4	BANK 2018 - BN14	4.231%	9/15/60	15	18
4	BANK 2019 - BN17	3.714%	4/15/52	80	93
4	BANK 2019 - BN20	3.011%	9/15/62	200	222
4	BANK 2019 - BN23	2.846%	12/15/52	130	141
4	BANK 2019 - BN23	2.920%	12/15/52	390	430
4	BBCMS Mortgage Trust 2020-C6	2.639%	2/15/53	200	215
4	Benchmark 2018-B1 Mortgage Trust	3.878%	1/15/51	70	77
4	Benchmark 2018-B1 Mortgage Trust	4.059%	1/15/51	220	234
4	Benchmark 2018-B1 Mortgage Trust	4.253%	1/15/51	350	311
4	Benchmark 2018-B6 Mortgage Trust	4.170%	10/10/51	69	78
4	Benchmark 2019-B15 Mortgage Trust	2.859%	12/15/72	300	322
4	Benchmark 2019-B15 Mortgage Trust	2.928%	12/15/72	1,100	1,214
4	Benchmark 2020-B16 Mortgage Trust	2.732%	2/15/53	200	216
4,8 BX Trust 2019-OC11		3.202%	12/9/41	100	104
4,8 CAL Funding II Ltd. Series 2018-2A		4.340%	9/25/43	231	231
4	California Republic Auto Receivables Trust
	2016-2	3.510%	3/15/23	210	211
4,8 Canadian Pacer Auto Receivables Trust A
	Series 2018	3.220%	9/19/22	140	142
4,8 Canadian Pacer Auto Receiveable Trust A
	Series 2018	3.440%	8/21/23	50	52
4	Cantor Commercial Real Estate Lending
	2019-CF3	3.006%	1/15/53	650	718
4	Capital Auto Receivables Asset Trust 2016-3	2.650%	1/20/24	40	40
4	CarMax Auto Owner Trust 2016-3	2.940%	1/17/23	190	191
4	CarMax Auto Owner Trust 2017-4	2.460%	8/15/23	40	41
4	CarMax Auto Owner Trust 2017-4	2.700%	10/16/23	40	40
4	CarMax Auto Owner Trust 2018-1	2.830%	9/15/23	90	93
4	CarMax Auto Owner Trust 2018-1	2.950%	11/15/23	50	51
4	CarMax Auto Owner Trust 2018-2	3.370%	10/16/23	90	94
4	CarMax Auto Owner Trust 2018-2	3.570%	12/15/23	130	136
4	CarMax Auto Owner Trust 2018-2	3.990%	4/15/25	100	103
4	CarMax Auto Owner Trust 2018-4	3.670%	5/15/24	100	106
4	CarMax Auto Owner Trust 2018-4	3.850%	7/15/24	70	72
4	CarMax Auto Owner Trust 2018-4	4.150%	4/15/25	100	104
4	CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	10	11
4	CD 2016-CD1 Commercial Mortgage Trust	3.631%	8/10/49	270	246
4	CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	60	67
4	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	19	21
4	CFCRE Commercial Mortgage Trust 2016-C4	3.283%	5/10/58	61	65
4,8 Chrysler Capital Auto Receivables Trust 2016-
	AA	4.220%	2/15/23	16	16
4	Citigroup Commercial Mortgage Trust 2013-
	GC15	4.371%	9/10/46	30	33
4	Citigroup Commercial Mortgage Trust 2014-
	GC19	4.023%	3/10/47	320	346
4	Citigroup Commercial Mortgage Trust 2014-
	GC21	3.575%	5/10/47	169	178

4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.356%	7/10/47	78	83
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	3.622%	7/10/47	350	377
4	Citigroup Commercial Mortgage Trust 2014-
	GC23	4.175%	7/10/47	230	234
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.372%	10/10/47	10	11
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	3.635%	10/10/47	365	395
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.345%	10/10/47	140	148
4	Citigroup Commercial Mortgage Trust 2014-
	GC25	4.676%	10/10/47	175	172
4	Citigroup Commercial Mortgage Trust 2015-
	GC27	3.137%	2/10/48	228	242
4	Citigroup Commercial Mortgage Trust 2015-
	GC31	3.762%	6/10/48	110	121
4	Citigroup Commercial Mortgage Trust 2017-
	P8	3.203%	9/15/50	20	22
4	Citigroup Commercial Mortgage Trust 2017-
	P8	4.192%	9/15/50	60	62
4	Citigroup Commercial Mortgage Trust 2017-
	P8	4.410%	9/15/50	110	100
4	Citigroup Commercial Mortgage Trust 2018-
	C5	4.228%	6/10/51	45	53
4	Citigroup Commercial Mortgage Trust 2018-
	C6	4.343%	11/10/51	580	664
4	Citigroup Commercial Mortgage Trust 2019-
	C7	2.860%	12/15/72	550	590
4	Citigroup Commercial Mortgage Trust 2019-
	C7	3.042%	12/15/72	450	493
4,8 COMM 2012-CCRE3 Mortgage Trust		3.416%	10/15/45	40	40
4	COMM 2012-CCRE4 Mortgage Trust	3.251%	10/15/45	500	502
4	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	57	60
4	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	503	542
4,8 COMM 2013-CCRE6 Mortgage Trust		3.147%	3/10/46	150	153
4,8 COMM 2013-CCRE6 Mortgage Trust		3.397%	3/10/46	210	213
4	COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	10	11
4,8 COMM 2013-CCRE9 Mortgage Trust		4.386%	7/10/45	230	215
4,8 COMM 2013-SFS Mortgage Trust		3.086%	4/12/35	100	97
4,8 COMM 2014-277P Mortgage Trust		3.732%	8/10/49	200	215
4	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	30	33
4	COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	300	327
4	COMM 2014-CCRE17 Mortgage Trust	3.700%	5/10/47	19	21
4	COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	354	386
4	COMM 2014-CCRE17 Mortgage Trust	4.945%	5/10/47	190	186
4	COMM 2014-CCRE18 Mortgage Trust	3.550%	7/15/47	30	32
4	COMM 2014-CCRE20 Mortgage Trust	3.326%	11/10/47	110	117
4	COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	228	246
4	COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	123	135
4	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	194	208
4	COMM 2019-G44 Mortgage Trust	2.873%	8/15/57	150	162
4	CSAIL 2015-C4 Commercial Mortgage Trust	3.808%	11/15/48	363	401
4	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	132	146
4	CSAIL 2019-C18 Commercial Mortgage Trust	2.868%	12/15/52	150	162
4	CSAIL 2020-C19 Commercial Mortgage Trust	2.561%	3/15/53	250	268
4	DBJPM 16-C1 Mortgage Trust	3.500%	5/10/49	140	124

4	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	70	77
4,8,	9DELAM 2018-1, 1M USD LIBOR + 0.700%	0.894%	11/19/25	660	659
4,8	DLL Securitization Trust Series 2019-DA1	2.920%	4/20/27	260	271
4,8	DRB Prime Student Loan Trust 2017-C	2.810%	11/25/42	221	225
4,8	Drive Auto Receivables Trust 2016-C	4.180%	3/15/24	61	62
4	Drive Auto Receivables Trust 2017-1	3.840%	3/15/23	33	33
4	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	226	227
4	Drive Auto Receivables Trust 2018-2	4.140%	8/15/24	390	403
4	Drive Auto Receivables Trust 2018-3	3.720%	9/16/24	321	324
4	Drive Auto Receivables Trust 2018-3	4.300%	9/16/24	260	268
4	Drive Auto Receivables Trust 2018-5	3.680%	7/15/23	408	411
4	Drive Auto Receivables Trust 2018-5	3.990%	1/15/25	480	493
4	Drive Auto Receivables Trust 2018-5	4.300%	4/15/26	650	678
4	Drive Auto Receivables Trust 2020-2	3.050%	5/15/28	140	142
4,8	EDvestinU Private Education Loan Trust
	(EDVES) 2019-A	3.580%	11/25/38	80	84
4,8	ELFI Graduate Loan Program 2018-A LLC	3.430%	8/25/42	162	168
4,8	Fair Square Issuance Trust FSIT 2020-A	2.900%	9/20/24	210	209
4,5	Fannie Mae Grantor Trust 2017-T1	2.898%	6/25/27	20	22
4,5	Federal Home Loan Mortgage Corp 2017-
	357A	2.500%	9/15/47	2,592	2,744
4,5,6FHLMC Multifamily Structured Pass Through
	Certificates K054	1.310%	1/25/26	22,972	1,285
4,5,6FHLMC Multifamily Structured Pass Through
	Certificates K057	1.323%	7/25/26	38,400	2,308
4,5,6FHLMC Multifamily Structured Pass Through
	Certificates K104	1.127%	1/25/30	25,600	2,311
4,5,6FHLMC Multifamily Structured Pass Through
	Certificates K105	1.645%	1/25/30	83,986	10,220
4,5,6FHLMC Multifamily Structured Pass Through
	Certificates K1502	1.102%	1/25/31	21,397	1,598
4,8	Fontaineblue Miami Beach Trust 2019-FBLU	3.144%	12/10/36	400	398
4	Ford Credit Auto Lease Trust 2019-A	3.250%	7/15/22	600	612
4,8	Ford Credit Auto Owner Trust 2017-2	2.600%	3/15/29	120	122
4,8	Ford Credit Auto Owner Trust 2017-2	2.750%	3/15/29	250	251
4,8	Ford Credit Auto Owner Trust 2018-2	3.760%	1/15/30	120	124
4,8	Ford Credit Auto Owner Trust 2018-REV1	3.190%	7/15/31	150	161
4,8	Ford Credit Auto Owner Trust 2018-REV1	3.340%	7/15/31	100	105
4,8	Ford Credit Auto Owner Trust 2018-REV2	3.470%	1/15/30	310	328
4,8	Ford Credit Auto Owner Trust 2018-REV2	3.610%	1/15/30	260	273
4,8	Ford Credit Auto Owner Trust 2019-1	3.520%	7/15/30	370	395
4	Ford Credit Auto Owner Trust 2019-A	3.020%	10/15/24	320	337
4	Ford Credit Auto Owner Trust 2019-A	3.250%	9/15/25	340	353
4,8	Ford Credit Auto Owner Trust 2020-1	2.040%	8/15/31	220	224
4,8	Ford Credit Auto Owner Trust 2020-1	2.290%	8/15/31	210	211
4,8	Ford Credit Auto Owner Trust 2020-1	2.540%	8/15/31	260	255
4	Ford Credit Auto Owner Trust 2020-B	2.040%	12/15/26	300	301
4	Ford Credit Floorplan Master Owner Trust A
	Series 2019-2	3.250%	4/15/26	170	170
4	Ford Credit Floorplan Master Owner Trust A
	Series 2019-3	2.420%	9/15/24	130	128
4,5,6Freddie Mac Multifamily Structured Pass
	Through Certificates 2020-K109	1.700%	4/25/30	27,497	3,523
4,5,6Freddie Mac Multifamily Structured Pass
	Through Certificates 2020-K110	1.698%	4/25/30	13,500	1,818
4,5,8Freddie Mac Structured Agency Credit Risk
	Debt Notes 2018-SPI1	3.726%	2/25/48	124	123

4,5,8Freddie Mac Structured Agency Credit Risk
	Debt Notes 2018-SPI2	3.809%	5/25/48	21	21
4,6,8FREMF 2015-K42 Mortgage Trust		0.100%	12/25/24	1,077,993	3,751
4	GM Financial Automobile Leasing Trust
	2020-1	2.280%	6/20/24	100	98
4	GM Financial Automobile Leasing Trust
	2020-2	3.210%	12/20/24	140	141
4,8	GMF Floorplan Owner Revolving Trust 2017-2	2.630%	7/15/22	140	140
4,8	Golden Credit Card Trust 2018-4A	3.440%	10/15/25	1,500	1,593
4,8,9Gosforth Funding 2018-1A plc, 3M USD
	LIBOR + 0.450%	0.809%	8/25/60	162	161
4,8	GreatAmerica Leasing Receivables Funding
	LLC Series 2018-1	2.830%	6/17/24	110	112
4	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	350	367
4	GS Mortgage Securities Trust 2013-GCJ14	3.955%	8/10/46	30	31
4	GS Mortgage Securities Trust 2014-GC20	3.998%	4/10/47	318	345
4	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	390	425
4	GS Mortgage Securities Trust 2014-GC24	4.644%	9/10/47	170	148
4	GS Mortgage Securities Trust 2014-GC24	4.665%	9/10/47	150	127
4	GS Mortgage Securities Trust 2014-GC26	3.364%	11/10/47	150	160
4	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	140	152
4	GS Mortgage Securities Trust 2015-GC28	3.136%	2/10/48	30	32
4	GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	203	218
4	GS Mortgage Securities Trust 2015-GC30	3.382%	5/10/50	113	122
4	GS Mortgage Securities Trust 2015-GC34	3.244%	10/10/48	120	129
4	GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	50	55
4	GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	60	64
4	GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	150	168
4	GS Mortgage Securities Trust 2019-GC38	3.968%	2/10/52	150	174
4	GS Mortgage Securities Trust 2019-GC40	3.160%	7/10/52	60	66
4	GS Mortgage Securities Trust 2019-GS4	3.001%	9/1/52	90	99
4	GS Mortgage Securities Trust 2020-GC45	2.911%	2/13/53	630	690
4	GS Mortgage Securities Trust-2020-GC45	2.843%	2/13/53	325	350
4,8	Hardee's Funding HNGRY 2018-1A	5.710%	6/20/48	472	469
4,8	Harley Marine Financing LLC Barge 2018-1	5.682%	5/15/43	177	160
4,8	Hertz Vehicle Financing II LP 2016-2A	2.950%	3/25/22	80	80
4,8	Hilton USA Trust 2016-HHV	3.719%	11/5/38	20	21
4,8	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	250	251
4,8,9Invitation Homes 2017-SFR2 Trust, 1M USD
	LIBOR + 0.850%	1.044%	12/17/36	347	341
4,8,9Invitation Homes 2017-SFR2 Trust, 1M USD
	LIBOR + 1.150%	1.344%	12/17/36	130	128
4,8,9Invitation Homes 2018-SFR1 Trust, 1M USD
	LIBOR + 0.700%	0.894%	3/17/37	259	253
4,8,9Invitation Homes 2018-SFR1 Trust, 1M USD
	LIBOR + 0.950%	1.144%	3/17/37	100	97
4,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C3	4.717%	2/15/46	1,393	1,396
4,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-C5	5.605%	8/15/46	550	568
4,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2011-RR1	4.717%	3/16/46	20	20
4,8	JP Morgan Chase Commercial Mortgage
	Securities Trust 2012-C8	3.424%	10/15/45	90	90
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C13	4.214%	1/15/46	230	230
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-C16	3.881%	12/15/46	10	11

4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2013-LC11	2.960%	4/15/46	81	84
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2016-JP3	2.870%	8/15/49	52	56
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP5	3.723%	3/15/50	70	79
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP6	3.224%	7/15/50	240	264
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP6	3.490%	7/15/50	120	134
4	JP Morgan Chase Commercial Mortgage
	Securities Trust 2017-JP7	3.454%	9/15/50	60	67
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C12	3.363%	7/15/45	1,205	1,252
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C14	4.133%	8/15/46	30	32
4	JPMBB Commercial Mortgage Securities
	Trust 2013-C15	5.370%	11/15/45	30	30
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C18	4.079%	2/15/47	330	358
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C19	3.997%	4/15/47	10	11
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C24	3.639%	11/15/47	149	162
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.231%	1/15/48	336	357
4	JPMBB Commercial Mortgage Securities
	Trust 2014-C26	3.494%	1/15/48	350	379
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C27	3.179%	2/15/48	261	278
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C30	3.822%	7/15/48	80	88
4	JPMBB Commercial Mortgage Securities
	Trust 2015-C31	3.801%	8/15/48	100	110
4	JPMDB Commercial Mortgage Securities
	Trust 2016-C4	3.141%	12/15/49	30	33
4	JPMDB Commercial Mortgage Securities
	Trust 2017-C7	3.409%	10/15/50	60	67
4	JPMDB Commercial Mortgage Securities
	Trust 2018-C8	4.211%	6/15/51	50	59
4,8,9Lanark Master Issuer plc 2018-1A, 3M USD
	LIBOR + 0.420%	0.778%	12/22/69	103	102
4,8	Lanark Master Issuer plc 2020-1A	2.277%	12/22/69	100	101
4,8	Laurel Road Prime Student Loan Trust 2018-B	3.540%	5/26/43	415	425
4,8	MMAF Equipment Finance LLC 2018-A	3.610%	3/10/42	100	109
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-C5	3.792%	8/15/45	100	103
4,8	Morgan Stanley Bank of America Merrill
	Lynch Trust 2012-CKSV	3.277%	10/15/30	1,630	1,672
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C10	4.218%	7/15/46	200	188
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2013-C12	4.259%	10/15/46	400	429
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	3.773%	4/15/47	295	315
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C15	5.071%	4/15/47	150	146

4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C16	4.495%	6/15/47	80	83
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C17	3.741%	8/15/47	250	270
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C18	3.923%	10/15/47	350	382
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2014-C19	3.526%	12/15/47	390	419
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C20	3.249%	2/15/48	188	199
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.451%	7/15/50	30	32
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.719%	7/15/50	110	121
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.635%	10/15/48	196	216
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	3.325%	5/15/49	133	145
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C29	4.905%	5/15/49	160	145
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	317	355
4	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C34	3.536%	11/15/52	90	101
4	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	522	577
4	Morgan Stanley Capital I Trust 2016-BNK2	2.791%	11/15/49	110	116
4	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	50	54
4	Morgan Stanley Capital I Trust 2016-UBS9	3.594%	3/15/49	154	170
4	Morgan Stanley Capital I Trust 2017-HR2	3.587%	12/15/50	55	62
4	Morgan Stanley Capital I Trust 2018-H4	4.247%	12/15/51	30	34
4,8,9Navient Student Loan Trust 2016-2, 1M USD
	LIBOR + 1.050%	1.235%	6/25/65	86	86
4,8,9Navient Student Loan Trust 2016-3, 1M USD
	LIBOR + 0.850%	1.034%	6/25/65	10	10
4,8,9Navient Student Loan Trust 2016-6A, 1M
	USD LIBOR + 0.750%	0.934%	3/25/66	63	62
4,8	Navient Student Loan Trust 2017-A	2.880%	12/16/58	202	206
4,8	Navient Student Loan Trust 2018-BA	3.610%	12/15/59	429	444
4,8	Navient Student Loan Trust 2018-BA	4.000%	12/15/59	1,320	1,382
4,8	Navient Student Loan Trust 2018-CA	3.520%	6/16/42	550	567
4,8	Navient Student Loan Trust 2018-DA	4.000%	12/15/59	640	681
4,8	Palisades Center Trust 2016-PLSD	2.713%	4/13/33	700	444
4,8,9Pepper Residential Securities Trust 2021-
	A1U, 1M USD LIBOR + 0.880%	1.075%	1/16/60	245	244
4,8,9Pepper Residential Securities Trust 2022-
	A1U, 1M USD LIBOR + 1.000%	1.190%	6/20/60	208	206
4,8,9Pepper Residential Securities Trust 2023-
	A1U, 1M USD LIBOR + 0.950%	1.144%	8/18/60	197	196
4,8	PFS Financing Corp. 2020-A	1.270%	6/16/25	700	702
§,4,8PFS Financing Corp. 2020-B		1.210%	6/17/24	400	400
4,8,9PHEAA Student Loan Trust 2016-2A, 1M
	USD LIBOR + 0.950%	1.135%	11/25/65	129	125
4,8	Progress Residential 2017-SFR2 Trust	2.897%	12/17/34	200	200
4,8	Progress Residential 2017-SFR2 Trust	3.196%	12/17/34	100	101
4,8	Progress Residential 2018-SFR1 Trust	3.255%	3/17/35	390	394
4,8	Progress Residential 2018-SFR1 Trust	3.484%	3/17/35	100	101
4,8	Progress Residential 2018-SFR3 Trust	3.880%	10/17/35	580	596

4,8,9 Resimac Premier Series 2018-1A, 1M USD
	LIBOR + 0.800%	0.977%	11/10/49	272	271
4,8,9 Resimac Premier Series 2018-1NCA, 1M
	USD LIBOR + 0.850%	1.024%	12/5/59	293	291
4,8,9 Resimac Premier Series 2018-2, 1M USD
	LIBOR + 0.850%	1.027%	4/10/50	85	85
4	Santander Drive Auto Receivables Trust
	2018-1	2.960%	3/15/24	260	262
4	Santander Drive Auto Receivables Trust
	2018-1	3.320%	3/15/24	140	143
4	Santander Drive Auto Receivables Trust
	2018-3	4.070%	8/15/24	760	786
4	Santander Drive Auto Receivables Trust
	2018-4	3.980%	12/15/25	470	491
4	Santander Drive Auto Receivables Trust
	2018-5	4.190%	12/16/24	540	553
4,8	Santander Retail Auto Lease Trust 2018-A	3.490%	5/20/22	325	327
4,8	Santander Retail Auto Lease Trust 2020-A	2.520%	11/20/24	170	166
4,8	Securitized Term Auto Receivables Trust
	2018-2A	3.544%	6/26/23	130	134
4	Small Business Administration Participation
	Certs 2019-25E	3.070%	5/1/44	703	775
4	SMART ABS Series 2016-2US Trust	2.050%	12/14/22	31	31
4,8	SMB Private Education Loan Trust 2016-A	2.700%	5/15/31	230	234
4,8,9SMB Private Education Loan Trust 2016-B,
	1M USD LIBOR + 1.450%	1.635%	2/17/32	152	152
4,8,9SMB Private Education Loan Trust 2016-C,
	1M USD LIBOR + 1.100%	1.285%	9/15/34	61	61
4,8,9SMB Private Education Loan Trust 2017-A,
	1M USD LIBOR + 0.900%	1.085%	9/15/34	83	82
4,8	SMB Private Education Loan Trust 2017-B	2.820%	10/15/35	197	203
4,8	SMB Private Education Loan Trust 2018-B	3.600%	1/15/37	409	420
4,8	SMB Private Education Loan Trust 2018-C	3.630%	11/15/35	558	581
4,8	SoFi Professional Loan Program 2016-B LLC	2.740%	10/25/32	177	179
4,8	SoFi Professional Loan Program 2016-C LLC	2.360%	12/27/32	261	262
4,8	SoFi Professional Loan Program 2016-D LLC	2.340%	4/25/33	50	51
4,8,9SoFi Professional Loan Program 2016-D
	LLC, 1M USD LIBOR + 0.950%	1.135%	1/25/39	15	15
4,8	SoFi Professional Loan Program 2017-B LLC	2.740%	5/25/40	6	6
4,8	SoFi Professional Loan Program 2017-D LLC	2.650%	9/25/40	87	88
4,8	SoFi Professional Loan Program 2017-E LLC	2.720%	11/26/40	130	132
4,8	SoFi Professional Loan Program 2017-F LLC	2.840%	1/25/41	171	175
4,8	SoFi Professional Loan Program 2018-A LLC	2.950%	2/25/42	100	102
4,8	SoFi Professional Loan Program 2018-C LLC	3.590%	1/25/48	570	589
4,8	SoFi Professional Loan Program 2018-D LLC	3.600%	2/25/48	400	422
4,8	Stack Infrastructure Issuer LLC 2019-1A	4.540%	2/25/44	54	57
4	Synchrony Credit Card Master Note Trust
	2016-2	2.950%	5/15/24	140	140
4	Synchrony Credit Card Master Note Trust
	2017-2	2.820%	10/15/25	170	173
4	Synchrony Credit Card Master Note Trust
	2017-2	3.010%	10/15/25	230	230
4,8	Taco Bell Funding LLC 2016-1A	4.377%	5/25/46	35	37
4,8	Tesla Auto Lease Trust 2018-B	4.120%	10/20/21	320	328
4,8	Tesla Auto Lease Trust 2018-B	4.360%	10/20/21	200	204
4,8	Textainer Marine Containers Limited 2019-A	3.960%	4/20/44	254	252
4,8	Tidewater Auto Receivables Trust 2018-AA	3.450%	11/15/24	94	94
4,8	Tidewater Auto Receivables Trust 2018-AA	3.840%	11/15/24	100	102

4,8 Tidewater Auto Receivables Trust 2018-AA		4.300%	11/15/24	100	102
4,8 TMSQ 2014-1500 Mortgage Trust		3.680%	10/10/36	100	106
4,8 Trafigura Securitisation Finance plc 2018-1A		3.730%	3/15/22	620	627
4,8 Trinity Rail Leasing LP 2018-1A		4.620%	6/17/48	440	447
4,8 Trip Rail Master Funding LLC 2017-1A		2.709%	8/15/47	35	35
4,8 Triton Container Finance LLC 2018-A2		4.190%	6/22/43	536	537
4	UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	112	127
4	UBS-Barclays Commercial Mortgage Trust
	2013-C6	3.469%	4/10/46	10	10
4,8 Vantage Data Centers LLC 2018-1A		4.072%	2/16/43	117	120
4	Wells Fargo Commercial Mortgage Trust
	2012-LC5	3.539%	10/15/45	40	41
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.218%	7/15/46	354	381
4	Wells Fargo Commercial Mortgage Trust
	2013-LC12	4.411%	7/15/46	450	477
4	Wells Fargo Commercial Mortgage Trust
	2014-LC16	3.817%	8/15/50	220	232
4	Wells Fargo Commercial Mortgage Trust
	2014-LC18	3.405%	12/15/47	190	204
4	Wells Fargo Commercial Mortgage Trust
	2015-C27	3.190%	2/15/48	330	352
4	Wells Fargo Commercial Mortgage Trust
	2015-C29	3.637%	6/15/48	601	651
4	Wells Fargo Commercial Mortgage Trust
	2015-C30	4.647%	9/15/58	200	193
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	3.839%	9/15/58	320	354
4	Wells Fargo Commercial Mortgage Trust
	2015-LC22	4.687%	9/15/58	160	154
4	Wells Fargo Commercial Mortgage Trust
	2016-C32	3.560%	1/15/59	166	183
4	Wells Fargo Commercial Mortgage Trust
	2016-C37	3.525%	12/15/49	90	99
4	Wells Fargo Commercial Mortgage Trust
	2017-C38	3.453%	7/15/50	90	101
4	Wells Fargo Commercial Mortgage Trust
	2017-C39	3.157%	9/15/50	10	11
4	Wells Fargo Commercial Mortgage Trust
	2017-C40	3.581%	10/15/50	20	22
4	Wells Fargo Commercial Mortgage Trust
	2017-C41	3.472%	11/15/50	170	190
4	Wells Fargo Commercial Mortgage Trust
	2017-C42	3.589%	12/15/50	55	62
4	Wells Fargo Commercial Mortgage Trust
	2017-RC1	3.631%	1/15/60	42	47
4	Wells Fargo Commercial Mortgage Trust
	2018-C43	4.514%	3/15/51	50	45
4	Wells Fargo Commercial Mortgage Trust
	2018-C46	4.152%	8/15/51	30	35
4	Wells Fargo Commercial Mortgage Trust
	2018-C47	4.365%	9/15/61	250	287
4	Wells Fargo Commercial Mortgage Trust
	2018-C48	4.245%	1/15/52	50	57
4	Wells Fargo Commercial Mortgage Trust
	2019-C49	3.933%	3/15/52	80	91
4	Wells Fargo Commercial Mortgage Trust
	2019-C50	3.635%	5/15/52	70	79

4,8 Wendys Funding LLC 2018-1		3.573%	3/15/48	98	101
4	WFRBS Commercial Mortgage Trust 2013-
	C15	4.153%	8/15/46	100	107
4	WFRBS Commercial Mortgage Trust 2013-
	C18	4.162%	12/15/46	20	22
4	WFRBS Commercial Mortgage Trus t 2014-
	C19	3.829%	3/15/47	170	182
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.410%	8/15/47	10	11
4	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	361	391
4	WFRBS Commercial Mortgage Trust 2014-
	C23	3.650%	10/15/57	234	250
4	WFRBS Commercial Mortgage Trust 2014-
	C24	3.607%	11/15/47	400	431
4	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	354	381
4	World Omni Auto Receivables Trust 2018-A	2.890%	4/15/25	40	41
4	World Omni Auto Receivables Trust 2019-B	2.860%	6/16/25	110	115
4	World Omni Automobile Lease Securitization
	Trust 2019-B	3.240%	7/15/24	160	163
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $105,329)					107,304
Corporate Bonds (34.4%)
Finance (8.2%)
	Banking (5.6%)
	American Express Co.	3.000%	10/30/24	4,833	5,225
4	Bank of America Corp.	2.816%	7/21/23	4,002	4,157
4	Bank of America Corp.	3.864%	7/23/24	2,510	2,726
4,10 Bank of America Corp.		1.379%	2/7/25	1,450	1,677
4	Bank of America Corp.	3.366%	1/23/26	3,570	3,900
4	Bank of America Corp.	1.319%	6/19/26	1,700	1,704
4	Bank of America Corp.	2.496%	2/13/31	1,500	1,571
4	Bank of America Corp.	2.676%	6/19/41	1,700	1,745
4	Bank of America Corp.	4.083%	3/20/51	1,000	1,250
	Barclays plc	3.684%	1/10/23	5,000	5,174
4	Barclays plc	3.932%	5/7/25	1,200	1,292
4,8	BNP Paribas SA	2.219%	6/9/26	1,360	1,389
11	BPCE SA	5.400%	10/27/25	1,070	741
4	Capital One Bank USA NA	2.280%	1/28/26	1,500	1,518
4	Citigroup Inc.	1.678%	5/15/24	3,400	3,455
	Citigroup Inc.	3.200%	10/21/26	1,075	1,177
12	Citigroup Inc.	1.750%	10/23/26	850	1,070
4	Citigroup Inc.	3.668%	7/24/28	936	1,042
8	Commonwealth Bank of Australia	3.743%	9/12/39	1,000	1,062
9,11 Cooperatieve Rabobank UA, 3M Australian
	Bank Bill Rate + 2.500%	2.797%	7/2/25	6,550	4,520
	Credit Suisse AG	2.800%	4/8/22	3,000	3,112
	Credit Suisse AG	2.950%	4/9/25	3,150	3,423
	Goldman Sachs Group Inc.	3.750%	5/22/25	1,080	1,195
4	Goldman Sachs Group Inc.	4.411%	4/23/39	898	1,091
4	HSBC Holdings plc	2.633%	11/7/25	1,450	1,503
4	HSBC Holdings plc	2.099%	6/4/26	4,225	4,283
4,12 HSBC Holdings plc		3.000%	5/29/30	500	654
4	HSBC Holdings plc	2.848%	6/4/31	2,690	2,761
8	Intesa Sanpaolo SPA	3.250%	9/23/24	500	509
12	Intesa Sanpaolo SPA	2.500%	1/15/30	300	358
4	JPMorgan Chase & Co.	4.023%	12/5/24	7,095	7,796

4	JPMorgan Chase & Co.	2.005%	3/13/26	2,110	2,184
4	JPMorgan Chase & Co.	2.083%	4/22/26	1,700	1,762
4	JPMorgan Chase & Co.	3.540%	5/1/28	6,410	7,146
4	JPMorgan Chase & Co.	3.509%	1/23/29	122	136
4	JPMorgan Chase & Co.	3.882%	7/24/38	1,345	1,577
4	JPMorgan Chase & Co.	3.964%	11/15/48	660	806
9,11 Lloyds Banking Group plc, 3M Australian
	Bank Bill Rate + 0.000%	1.501%	3/7/25	1,000	671
	Morgan Stanley	2.750%	5/19/22	2,100	2,181
4	Morgan Stanley	2.720%	7/22/25	1,730	1,834
4	Morgan Stanley	2.188%	4/28/26	2,070	2,150
4	Morgan Stanley	3.591%	7/22/28	335	377
4	Morgan Stanley	2.699%	1/22/31	1,980	2,102
4	Morgan Stanley	4.457%	4/22/39	525	663
12	NIBC Bank NV	3.125%	11/15/23	500	637
10	NIBC Bank NV	0.875%	7/8/25	600	655
	Royal Bank of Canada	2.550%	7/16/24	1,000	1,062
	Royal Bank of Canada	2.250%	11/1/24	270	284
	Royal Bank of Scotland Group plc	3.875%	9/12/23	600	647
4	Royal Bank of Scotland Group plc	4.269%	3/22/25	500	544
4	Royal Bank of Scotland Group plc	3.073%	5/22/28	1,175	1,234
4,8	State Street Corp.	2.825%	3/30/23	200	208
	Toronto-Dominion Bank	2.650%	6/12/24	146	156
	US Bancorp	1.450%	5/12/25	1,600	1,648
4	Wells Fargo & Co.	2.406%	10/30/25	2,495	2,592
4	Wells Fargo & Co.	2.188%	4/30/26	3,600	3,721
4	Wells Fargo & Co.	2.879%	10/30/30	2,000	2,138
4	Wells Fargo & Co.	3.068%	4/30/41	2,750	2,861
12	Wells Fargo Bank NA	5.250%	8/1/23	600	826
4,11 Westpac Banking Corp.		4.334%	8/16/29	1,920	1,378
4	Westpac Banking Corp.	2.894%	2/4/30	2,500	2,533

	Brokerage (0.2%)
	Ameriprise Financial Inc.	3.000%	4/2/25	400	433
	BlackRock Inc.	1.900%	1/28/31	3,800	3,877
10	Blackstone Property Partners Europe
	Holdings Sarl	0.500%	9/12/23	100	111
	Invesco Finance plc	5.375%	11/30/43	590	692

	Finance Companies (0.5%)
	AerCap Ireland Capital DAC / AerCap Global
	Aviation Trust	4.500%	9/15/23	4,525	4,514
	AerCap Ireland Capital DAC / AerCap Global
	Aviation Trust	6.500%	7/15/25	490	513
	AerCap Ireland Capital DAC / AerCap Global
	Aviation Trust	4.450%	4/3/26	4,225	4,008
8	GE Capital Funding LLC	3.450%	5/15/25	1,250	1,308
8	GE Capital Funding LLC	4.400%	5/15/30	1,065	1,107

	Insurance (1.3%)
	American International Group Inc.	4.500%	7/16/44	1,367	1,586
	American International Group Inc.	4.375%	6/30/50	700	801
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	420	532
	Berkshire Hathaway Inc.	3.125%	3/15/26	4,600	5,127
10 Berkshire Hathaway Inc.		1.625%	3/16/35	200	253
	Centene Corp.	4.750%	1/15/25	80	82
	Centene Corp.	4.250%	12/15/27	165	170
10 Chubb INA Holdings Inc.		2.500%	3/15/38	500	647

	Chubb INA Holdings Inc.	4.350%	11/3/45	1,710	2,216
	Enstar Group Ltd.	4.950%	6/1/29	1,430	1,504
12	Hastings Group Finance plc	3.000%	5/24/25	900	1,142
12	Phoenix Group Holdings	6.625%	12/18/25	395	562
12	Phoenix Group Holdings plc	5.625%	4/28/31	100	133
	Principal Financial Group Inc.	3.700%	5/15/29	655	748
8	Securian Financial Group Inc.	4.800%	4/15/48	85	97
	Travelers Cos. Inc.	2.550%	4/27/50	2,225	2,186
	UnitedHealth Group Inc.	2.375%	8/15/24	1,275	1,356
	UnitedHealth Group Inc.	3.375%	4/15/27	4,316	4,899
	UnitedHealth Group Inc.	3.875%	12/15/28	1,100	1,311
	UnitedHealth Group Inc.	2.750%	5/15/40	850	896
	UnitedHealth Group Inc.	4.375%	3/15/42	495	617
	Willis North America Inc.	3.875%	9/15/49	680	749

	Other Finance (0.1%)
12	Aroundtown SA	3.625%	4/10/31	400	515
10	Samhallsbyggnadsbolaget i Norden AB	1.000%	8/12/27	800	825

	Real Estate Investment Trusts (0.5%)
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	1,160	1,417
	Brixmor Operating Partnership LP	4.050%	7/1/30	2,500	2,541
	Essex Portfolio LP	2.650%	3/15/32	805	854
	Healthpeak Properties Inc.	3.000%	1/15/30	2,130	2,212
	Kimco Realty Corp.	3.400%	11/1/22	850	883
8	Ladder Capital Finance Holdings LLLP /
	Ladder Capital Finance Corp.	4.250%	2/1/27	95	76
10	Prologis Euro Finance LLC	1.500%	9/10/49	300	321
	Sabra Health Care LP	5.125%	8/15/26	2,050	2,078
	VEREIT Operating Partnership LP	3.400%	1/15/28	1,550	1,551
					177,243
Industrial (23.0%)
	Basic Industry (1.1%)
10	Air Products & Chemicals Inc.	0.500%	5/5/28	480	542
	Air Products & Chemicals Inc.	2.700%	5/15/40	1,040	1,100
8	Arconic Corp.	6.000%	5/15/25	60	62
8	Axalta Coating Systems LLC / Axalta Coating
	Systems Dutch Holding B BV	4.750%	6/15/27	90	90
8	Chevron Phillips Chemical Co . LLC / Chevron
	Phillips Chemical Co . LP	3.400%	12/1/26	1,875	1,998
	Dow Chemical Co.	4.375%	11/15/42	300	332
	DuPont de Nemours Inc.	4.205%	11/15/23	500	548
	DuPont de Nemours Inc.	4.493%	11/15/25	785	904
	DuPont de Nemours Inc.	5.319%	11/15/38	380	479
	FMC Corp.	4.500%	10/1/49	135	160
8	Georgia-Pacific LLC	1.750%	9/30/25	1,985	2,048
8	Graphic Packaging International LLC	4.750%	7/15/27	200	211
8	Graphic Packaging International LLC	3.500%	3/15/28	90	89
	LYB International Finance III LLC	2.875%	5/1/25	420	447
	Newmont Corp.	2.800%	10/1/29	2,185	2,299
	Newmont Corp.	2.250%	10/1/30	535	542
8	Novelis Corp.	4.750%	1/30/30	40	38
	Nucor Corp.	2.000%	6/1/25	430	446
	Nucor Corp.	2.700%	6/1/30	790	828
	Nutrien Ltd.	4.125%	3/15/35	180	201
	Nutrien Ltd.	4.900%	6/1/43	246	288
	Nutrien Ltd.	5.250%	1/15/45	115	142

8	OCI NV	5.250%	11/1/24	110	105
	Packaging Corp. of America	4.050%	12/15/49	150	179
	Sherwin-Williams Co.	4.200%	1/15/22	1,285	1,337
	Sherwin-Williams Co.	4.500%	6/1/47	310	376
	Steel Dynamics Inc.	2.400%	6/15/25	555	571
	Steel Dynamics Inc.	3.450%	4/15/30	570	597
	Vale Overseas Ltd.	6.250%	8/10/26	159	187
10	Vale SA	3.750%	1/10/23	1,300	1,503
8	WR Grace & Co-Conn	4.875%	6/15/27	55	56
	WRKCo Inc.	4.650%	3/15/26	2,800	3,246
	WRKCo Inc.	3.000%	6/15/33	1,000	1,035

	Capital Goods (2.6%)
	3M Co.	3.700%	4/15/50	845	1,005
10	Airbus Finance BV	1.375%	5/13/31	550	626
8	American Builders & Contractors Supply Co. Inc.	5.875%	5/15/26	30	30
8	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	155	151
8	Ardagh Packaging Finance plc / Ardagh
	Holdings USA Inc.	5.250%	4/30/25	116	119
8	Ardagh Packaging Finance plc / Ardagh
	Holdings USA Inc.	4.125%	8/15/26	150	147
	Ball Corp.	5.000%	3/15/22	65	67
	Ball Corp.	4.875%	3/15/26	140	152
8	Berry Global Inc.	4.875%	7/15/26	245	247
	Boeing Co.	2.700%	5/1/22	365	370
	Boeing Co.	2.800%	3/1/24	245	250
	Boeing Co.	4.875%	5/1/25	5,000	5,450
	Boeing Co.	5.150%	5/1/30	2,775	3,093
8	BWX Technologies Inc.	4.125%	6/30/28	35	35
8	Carrier Global Corp.	2.493%	2/15/27	1,215	1,233
8	Carrier Global Corp.	3.377%	4/5/40	1,625	1,570
	Caterpillar Financial Services Corp.	0.950%	5/13/22	3,000	3,022
8	Clark Equipment Co.	5.875%	6/1/25	170	174
8	Clean Harbors Inc.	4.875%	7/15/27	155	159
8	Clean Harbors Inc.	5.125%	7/15/29	260	268
10	CNH Industrial Finance Europe SA	1.750%	3/25/27	400	439
	Embraer Netherlands Finance BV	5.050%	6/15/25	4,500	3,984
	Embraer SA	5.150%	6/15/22	1,400	1,351
	General Dynamics Corp.	3.250%	4/1/25	850	943
	General Dynamics Corp.	4.250%	4/1/40	720	891
	General Dynamics Corp.	4.250%	4/1/50	520	674
	General Electric Co.	3.450%	5/1/27	1,645	1,687
	Honeywell International Inc.	1.350%	6/1/25	600	616
	Honeywell International Inc.	2.800%	6/1/50	1,000	1,065
	Howmet Aerospace Inc.	6.875%	5/1/25	100	108
	L3Harris Technologies Inc.	4.400%	6/15/28	3,200	3,807
	L3Harris Technologies Inc.	5.054%	4/27/45	200	262
	Lockheed Martin Corp.	3.550%	1/15/26	3,299	3,786
	Lockheed Martin Corp.	1.850%	6/15/30	800	819
	Lockheed Martin Corp.	3.800%	3/1/45	1,285	1,556
8	Mueller Water Products Inc.	5.500%	6/15/26	145	148
	Northrop Grumman Corp.	4.400%	5/1/30	1,000	1,210
	Northrop Grumman Corp.	4.030%	10/15/47	570	688
8	Otis Worldwide Corp.	2.293%	4/5/27	1,020	1,063
8	Raytheon Technologies Corp.	2.800%	3/15/22	670	691
8	Raytheon Technologies Corp.	3.200%	3/15/24	115	124
	Raytheon Technologies Corp.	3.950%	8/16/25	120	137
	Raytheon Technologies Corp.	4.125%	11/16/28	2,640	3,112

	Raytheon Technologies Corp.	4.625%	11/16/48	2,900	3,751
8	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu	5.125%	7/15/23	15	15
8,9	Reynolds Group Issuer Inc. / Reynolds
	Group Issuer LLC / Reynolds Group Issuer
	Lu, 3M USD LIBOR + 3.500%	4.719%	7/15/21	250	248
8	Sealed Air Corp.	4.000%	12/1/27	70	70
8	Silgan Holdings Inc.	4.125%	2/1/28	343	340
8	Standard Industries Inc.	4.375%	7/15/30	95	94
	Stanley Black & Decker Inc.	2.300%	3/15/30	800	834
8	TransDigm Inc.	8.000%	12/15/25	25	26
8	TransDigm Inc.	6.250%	3/15/26	250	249
	TransDigm Inc.	5.500%	11/15/27	465	406
8	Trivium Packaging Finance BV	5.500%	8/15/26	35	36
8	Trivium Packaging Finance BV	8.500%	8/15/27	95	102
	United Rentals North America Inc.	4.625%	10/15/25	125	125
	United Rentals North America Inc.	6.500%	12/15/26	130	136
	United Rentals North America Inc.	3.875%	11/15/27	155	155
8,13 Vertical Holdco GmbH		7.625%	7/15/28	30	30
8,13 Vertical US Newco Inc.		5.250%	7/15/27	55	55
	Waste Management Inc.	3.450%	6/15/29	2,000	2,065
8	WESCO Distribution Inc.	7.250%	6/15/28	305	323

	Communication (4.3%)
	American Tower Corp.	2.900%	1/15/30	1,000	1,065
	AT&T Inc.	3.400%	5/15/25	500	548
	AT&T Inc.	3.600%	7/15/25	45	50
	AT&T Inc.	3.875%	1/15/26	3,040	3,414
	AT&T Inc.	4.350%	3/1/29	1,280	1,479
	AT&T Inc.	4.500%	5/15/35	700	824
	AT&T Inc.	4.900%	8/15/37	500	595
	AT&T Inc.	5.375%	10/15/41	1,000	1,236
	AT&T Inc.	4.300%	12/15/42	500	553
	AT&T Inc.	4.500%	3/9/48	1,650	1,943
	AT&T Inc.	3.650%	6/1/51	1,280	1,305
8	CCO Holdings LLC / CCO Holdings Capital
	Corp.	4.750%	3/1/30	370	379
8	CCO Holdings LLC / CCO Holdings Capital
	Corp.	4.500%	8/15/30	280	285
	Charter Communications Operating LLC /
	Charter Communications Operating Capital	4.908%	7/23/25	3,000	3,440
	Charter Communications Operating LLC /
	Charter Communications Operating Capital	4.800%	3/1/50	1,390	1,537
	Charter Communications Operating LLC /
	Charter Communications Operating Capital	3.700%	4/1/51	750	735
	Comcast Corp.	3.375%	8/15/25	8,875	9,885
	Comcast Corp.	1.950%	1/15/31	1,300	1,324
	Comcast Corp.	3.250%	11/1/39	1,990	2,178
	Comcast Corp.	3.750%	4/1/40	2,370	2,768
	Crown Castle International Corp.	1.350%	7/15/25	1,000	1,001
	Crown Castle International Corp.	3.700%	6/15/26	3,995	4,449
	Crown Castle International Corp.	5.200%	2/15/49	1,465	1,940
8	CSC Holdings LLC	5.375%	2/1/28	245	255
8	CSC Holdings LLC	5.750%	1/15/30	105	109
8	CSC Holdings LLC	4.125%	12/1/30	80	79
8	CSC Holdings LLC	4.625%	12/1/30	80	78
	Discovery Communications LLC	3.900%	11/15/24	35	38
	Discovery Communications LLC	4.900%	3/11/26	1,500	1,723

	Discovery Communications LLC	4.650%	5/15/50	765	869
8	Dolya Holdco 18 DAC	5.000%	7/15/28	100	99
	Fox Corp.	3.050%	4/7/25	180	195
	Fox Corp.	4.709%	1/25/29	920	1,104
	Fox Corp.	5.476%	1/25/39	2,020	2,699
8	Front Range BidCo Inc.	4.000%	3/1/27	30	28
8	Front Range BidCo Inc.	6.125%	3/1/28	210	204
	Lamar Media Corp.	5.750%	2/1/26	60	62
8	Lamar Media Corp.	3.750%	2/15/28	137	130
8	Lamar Media Corp.	4.875%	1/15/29	75	75
8	Lamar Media Corp.	4.000%	2/15/30	60	57
8	Level 3 Financing Inc.	3.400%	3/1/27	170	179
8	Level 3 Financing Inc.	4.625%	9/15/27	400	401
8	Level 3 Financing Inc.	4.250%	7/1/28	190	190
8	Netflix Inc.	3.625%	6/15/25	185	186
	Netflix Inc.	4.875%	4/15/28	215	228
8	Netflix Inc.	4.875%	6/15/30	125	134
8	Nexstar Escrow Inc.	5.625%	7/15/27	255	254
	RELX Capital Inc.	3.000%	5/22/30	1,000	1,077
8	SBA Communications Corp.	3.875%	2/15/27	75	75
8	Sirius XM Radio Inc.	4.625%	7/15/24	65	67
8	Sirius XM Radio Inc.	5.000%	8/1/27	70	71
8	Sirius XM Radio Inc.	4.125%	7/1/30	55	54
	Sprint Corp.	7.125%	6/15/24	420	474
	Sprint Corp.	7.625%	3/1/26	65	77
8	T-Mobile USA Inc.	3.500%	4/15/25	4,090	4,451
	T-Mobile USA Inc.	4.500%	2/1/26	175	177
8	T-Mobile USA Inc.	3.875%	4/15/30	2,900	3,213
8	T-Mobile USA Inc.	4.375%	4/15/40	1,425	1,627
8	T-Mobile USA Inc.	4.500%	4/15/50	745	869
	Telefonica Emisiones SAU	4.103%	3/8/27	3,000	3,415
	Telefonica Emisiones SAU	4.665%	3/6/38	400	477
8	Twitter Inc.	3.875%	12/15/27	445	445
	Verizon Communications Inc.	3.376%	2/15/25	245	272
11	Verizon Communications Inc.	4.050%	2/17/25	1,250	953
	Verizon Communications Inc.	3.000%	3/22/27	2,200	2,428
11	Verizon Communications Inc.	4.500%	8/17/27	500	400
	Verizon Communications Inc.	4.016%	12/3/29	2,000	2,389
10	Verizon Communications Inc.	2.875%	1/15/38	200	270
	Verizon Communications Inc.	3.850%	11/1/42	600	712
	Verizon Communications Inc.	4.000%	3/22/50	1,800	2,253
	ViacomCBS Inc.	4.750%	5/15/25	90	103
	ViacomCBS Inc.	4.200%	5/19/32	2,000	2,227
8	Virgin Media Finance plc	5.000%	7/15/30	155	151
8	Virgin Media Secured Finance plc	4.500%	8/15/30	59	59
	Vodafone Group plc	5.250%	5/30/48	1,500	1,952
	Walt Disney Co.	1.750%	8/30/24	2,000	2,071
	Walt Disney Co.	3.350%	3/24/25	390	432
	Walt Disney Co.	3.700%	3/23/27	3,220	3,683
	Walt Disney Co.	2.650%	1/13/31	500	531
	Walt Disney Co.	3.500%	5/13/40	1,200	1,310
	Walt Disney Co.	3.600%	1/13/51	800	892

	Consumer Cyclical (2.6%)
8	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	100	99
8	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	80	77
8	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	265	259
8	Allison Transmission Inc.	5.000%	10/1/24	20	20

8	Allison Transmission Inc.	4.750%	10/1/27	205	203
8	Asbury Automotive Group Inc.	4.500%	3/1/28	112	109
8	Asbury Automotive Group Inc.	4.750%	3/1/30	155	151
	AutoZone Inc.	3.625%	4/15/25	2,500	2,796
8	Burlington Coat Factory Warehouse Corp.	6.250%	4/15/25	170	178
8	Carnival Corp.	11.500%	4/1/23	157	170
8	Churchill Downs Inc.	5.500%	4/1/27	340	330
8	Churchill Downs Inc.	4.750%	1/15/28	198	189
8	Clarios Global LP	6.750%	5/15/25	50	52
8	Colt Merger Sub Inc.	5.750%	7/1/25	19	19
8	Colt Merger Sub Inc.	8.125%	7/1/27	129	125
	Costco Wholesale Corp.	1.375%	6/20/27	3,300	3,375
	Dana Inc.	5.375%	11/15/27	38	38
	Dana Inc.	5.625%	6/15/28	60	60
	Dollar General Corp.	4.125%	5/1/28	250	293
8	Expedia Group Inc.	6.250%	5/1/25	250	267
8	Expedia Group Inc.	7.000%	5/1/25	65	68
10	FCA Bank SPA	0.500%	9/13/24	1,100	1,162
10	FCE Bank plc	1.660%	2/11/21	800	886
	Ford Motor Co.	8.500%	4/21/23	100	106
	Ford Motor Credit Co. LLC	2.979%	8/3/22	50	48
	Ford Motor Credit Co. LLC	3.087%	1/9/23	200	190
	Ford Motor Credit Co. LLC	5.125%	6/16/25	155	155
	Ford Motor Credit Co. LLC	3.815%	11/2/27	55	50
	General Motors Co.	4.875%	10/2/23	6,000	6,406
	General Motors Co.	5.400%	10/2/23	1,000	1,082
	General Motors Co.	6.125%	10/1/25	1,000	1,121
	General Motors Co.	5.200%	4/1/45	400	387
	General Motors Financial Co. Inc.	4.200%	3/1/21	300	304
	General Motors Financial Co. Inc.	4.375%	9/25/21	510	524
	General Motors Financial Co. Inc.	5.200%	3/20/23	4,000	4,275
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,242	1,261
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	110	118
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	280	256
8	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	180	180
8	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	70	71
	Home Depot Inc.	2.950%	6/15/29	750	842
	Home Depot Inc.	4.250%	4/1/46	700	878
	Home Depot Inc.	4.500%	12/6/48	500	663
8	International Game Technology plc	6.250%	1/15/27	25	26
8	International Game Technology plc	5.250%	1/15/29	120	117
8	L Brands Inc.	6.875%	7/1/25	50	52
	Lennar Corp.	5.250%	6/1/26	100	108
	Lennar Corp.	5.000%	6/15/27	295	319
	Lennar Corp.	4.750%	11/29/27	5	5
8	Live Nation Entertainment Inc.	5.625%	3/15/26	20	19
8	Live Nation Entertainment Inc.	6.500%	5/15/27	95	98
8	Live Nation Entertainment Inc.	4.750%	10/15/27	120	103
	Lowe's Cos. Inc.	3.100%	5/3/27	1,180	1,310
	Lowe's Cos. Inc.	4.050%	5/3/47	250	293
8	Macy's Inc.	8.375%	6/15/25	120	119
	Marriott International Inc.	5.750%	5/1/25	480	523
	Marriott International Inc.	4.625%	6/15/30	600	623
	Mastercard Inc.	3.650%	6/1/49	538	648
8	Match Group Holdings II LLC	4.625%	6/1/28	135	136
8	Mattamy Group Corp.	4.625%	3/1/30	60	58
	McDonald's Corp.	2.625%	9/1/29	2,500	2,673
	McDonald's Corp.	3.625%	9/1/49	500	553

McDonald's Corp.	4.200%	4/1/50	1,695	2,050
MGM Growth Properties Operating Partnership
LP / MGP Finance Co -Issuer Inc.	5.625%	5/1/24	235	244
8 MGM Growth Properties Operating Partnership
LP / MGP Finance Co -Issuer Inc.	4.625%	6/15/25	241	236
MGM Growth Properties Operating Partnership
LP / MGP Finance Co -Issuer Inc.	4.500%	9/1/26	205	204
8 Panther BF Aggregator 2 LP / Panther
Finance Co. Inc.	8.500%	5/15/27	150	151
PulteGroup Inc.	5.500%	3/1/26	280	305
PulteGroup Inc.	5.000%	1/15/27	100	107
8 Royal Caribbean Cruises Ltd.	10.875%	6/1/23	30	31
8 Royal Caribbean Cruises Ltd.	9.125%	6/15/23	25	25
8 Royal Caribbean Cruises Ltd.	11.500%	6/1/25	60	62
Toyota Motor Credit Corp.	2.900%	3/30/23	4,000	4,237
TRI Pointe Group Inc.	5.700%	6/15/28	205	209
8 Vail Resorts Inc.	6.250%	5/15/25	601	629
8 Volkswagen Group of America Finance LLC	2.900%	5/13/22	3,000	3,097
8 Volkswagen Group of America Finance LLC	2.700%	9/26/22	4,000	4,130
8 Volkswagen Group of America Finance LLC	3.125%	5/12/23	2,000	2,102
8 William Carter Co.	5.500%	5/15/25	230	237

Consumer Noncyclical (7.8%)
AbbVie Inc.	3.375%	11/14/21	4,000	4,145
8 AbbVie Inc.	2.600%	11/21/24	1,725	1,824
AbbVie Inc.	3.600%	5/14/25	3,750	4,144
8 AbbVie Inc.	2.950%	11/21/26	1,900	2,064
8 AbbVie Inc.	4.050%	11/21/39	2,765	3,208
AbbVie Inc.	4.875%	11/14/48	895	1,162
8 AbbVie Inc.	4.250%	11/21/49	725	876
Allina Health System	3.887%	4/15/49	1,000	1,201
Altria Group Inc.	2.350%	5/6/25	1,000	1,053
Altria Group Inc.	4.400%	2/14/26	2,570	2,958
Altria Group Inc.	4.800%	2/14/29	2,795	3,257
Altria Group Inc.	5.800%	2/14/39	2,000	2,486
Altria Group Inc.	5.375%	1/31/44	325	389
Altria Group Inc.	5.950%	2/14/49	135	177
Altria Group Inc.	4.450%	5/6/50	300	328
Amgen Inc.	3.875%	11/15/21	3,314	3,434
Amgen Inc.	2.200%	2/21/27	4,150	4,361
Amgen Inc.	2.450%	2/21/30	2,400	2,535
Amgen Inc.	3.150%	2/21/40	750	797
Amgen Inc.	3.375%	2/21/50	750	820
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide Inc.	4.700%	2/1/36	3,090	3,624
Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	1,000	1,204
Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	750	945
Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,000	1,141
Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,117	1,350
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	900	960
Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	545	635
8 Aramark Services Inc.	6.375%	5/1/25	200	206
Aramark Services Inc.	4.750%	6/1/26	125	120
8 Aramark Services Inc.	5.000%	2/1/28	60	57
BAT Capital Corp.	4.700%	4/2/27	2,000	2,279
BAT Capital Corp.	4.390%	8/15/37	3,050	3,298
BAT Capital Corp.	4.540%	8/15/47	1,550	1,690
8 Bausch Health Cos. Inc.	5.500%	11/1/25	45	46

8	Bausch Health Cos. Inc.	5.750%	8/15/27	95	101
8	Bausch Health Cos. Inc.	7.000%	1/15/28	220	226
8	Bausch Health Cos. Inc.	5.000%	1/30/28	55	52
	Becton Dickinson & Co.	4.669%	6/6/47	300	367
	Biogen Inc.	3.150%	5/1/50	2,000	1,924
	Boston Scientific Corp.	1.900%	6/1/25	1,000	1,036
	Boston Scientific Corp.	4.000%	3/1/29	500	571
8	Bristol-Myers Squibb Co.	3.200%	6/15/26	1,675	1,876
8	Bristol-Myers Squibb Co.	3.400%	7/26/29	1,500	1,725
8	Bristol-Myers Squibb Co.	4.550%	2/20/48	875	1,174
8	Bristol-Myers Squibb Co.	4.250%	10/26/49	450	593
10	Carrefour SA	2.625%	12/15/27	900	1,129
	Cigna Corp.	3.750%	7/15/23	2,000	2,170
	Cigna Corp.	4.375%	10/15/28	2,110	2,489
	Cigna Corp.	4.800%	8/15/38	1,730	2,196
	Cigna Corp.	3.400%	3/15/50	1,000	1,075
	CommonSpirit Health	2.760%	10/1/24	615	632
	CVS Health Corp.	3.700%	3/9/23	10,165	10,902
	CVS Health Corp.	3.000%	8/15/26	2,000	2,179
	CVS Health Corp.	3.625%	4/1/27	1,000	1,125
	CVS Health Corp.	4.300%	3/25/28	630	736
	CVS Health Corp.	3.250%	8/15/29	25	28
	CVS Health Corp.	4.780%	3/25/38	4,150	5,110
	CVS Health Corp.	5.050%	3/25/48	400	519
	CVS Health Corp.	4.250%	4/1/50	400	481
	DaVita Inc.	5.125%	7/15/24	340	346
	DaVita Inc.	5.000%	5/1/25	35	36
8	DaVita Inc.	4.625%	6/1/30	235	234
	DH Europe Finance II Sarl	2.600%	11/15/29	500	531
	DH Europe Finance II Sarl	3.400%	11/15/49	320	355
	Encompass Health Corp.	4.500%	2/1/28	270	257
	General Mills Inc.	2.600%	10/12/22	5,000	5,201
	General Mills Inc.	4.700%	4/17/48	1,040	1,376
	Gilead Sciences Inc.	2.950%	3/1/27	1,750	1,943
	GlaxoSmithKline Capital plc	3.000%	6/1/24	5,000	5,405
	HCA Inc.	5.375%	2/1/25	275	295
	HCA Inc.	5.250%	6/15/26	505	583
	HCA Inc.	5.375%	9/1/26	90	98
	HCA Inc.	3.500%	9/1/30	75	72
	HCA Inc.	5.250%	6/15/49	975	1,174
8	Hill-Rom Holdings Inc.	5.000%	2/15/25	78	80
8	Hill-Rom Holdings Inc.	4.375%	9/15/27	205	208
10	JAB Holdings BV	2.500%	4/17/27	800	956
	Kaiser Foundation Hospitals	3.150%	5/1/27	3,550	3,959
	Kellogg Co.	4.500%	4/1/46	530	649
	Kimberly-Clark Corp.	3.100%	3/26/30	2,000	2,272
8	Kraft Heinz Foods Co.	3.875%	5/15/27	225	235
8	Kraft Heinz Foods Co.	4.250%	3/1/31	75	79
	Kroger Co.	3.700%	8/1/27	600	688
	Kroger Co.	3.875%	10/15/46	1,000	1,119
	Kroger Co.	3.950%	1/15/50	1,225	1,404
	Laboratory Corp. of America Holdings	3.250%	9/1/24	900	967
8	Lamb Weston Holdings Inc.	4.625%	11/1/24	60	62
8	Lamb Weston Holdings Inc.	4.875%	11/1/26	160	165
8	Lamb Weston Holdings Inc.	4.875%	5/15/28	60	63
	McKesson Corp.	3.950%	2/16/28	750	856
	Merck & Co. Inc.	4.000%	3/7/49	900	1,162
	Mondelez International Inc.	0.625%	7/1/22	5,000	4,999

	Mondelez International Inc.	2.125%	4/13/23	750	776
	Mondelez International Inc.	1.500%	5/4/25	3,000	3,060
	Mondelez International Inc.	2.750%	4/13/30	1,100	1,183
4	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	1,200	1,289
10	Mylan NV	2.250%	11/22/24	400	470
10	Mylan NV	3.125%	11/22/28	350	442
	Newell Brands Inc.	4.875%	6/1/25	30	31
	Novartis Capital Corp.	2.000%	2/14/27	1,000	1,059
8	Performance Food Group Inc.	6.875%	5/1/25	65	68
8	Performance Food Group Inc.	5.500%	10/15/27	298	288
	Pfizer Inc.	2.550%	5/28/40	1,500	1,550
8	Post Holdings Inc.	5.000%	8/15/26	130	131
8	Post Holdings Inc.	5.750%	3/1/27	70	72
8	Post Holdings Inc.	4.625%	4/15/30	60	59
	Procter & Gamble Co.	3.600%	3/25/50	1,000	1,250
	Sysco Corp.	5.650%	4/1/25	1,000	1,171
8	Takeda Pharmaceutical Co. Ltd.	2.450%	1/18/22	5,000	5,112
10	Takeda Pharmaceutical Co. Ltd.	1.375%	7/9/32	1,300	1,463
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	2,000	2,018
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	1,500	1,503
8	Tenet Healthcare Corp.	4.625%	9/1/24	15	15
8	Tenet Healthcare Corp.	7.500%	4/1/25	15	16
8	Tenet Healthcare Corp.	4.875%	1/1/26	250	244
8	Tenet Healthcare Corp.	5.125%	11/1/27	195	192
8	Tenet Healthcare Corp.	4.625%	6/15/28	38	37
	Tyson Foods Inc.	4.550%	6/2/47	2,000	2,423
	Unilever Capital Corp.	2.600%	5/5/24	400	427
8	Upjohn Inc.	1.650%	6/22/25	1,500	1,529
8	Upjohn Inc.	3.850%	6/22/40	2,250	2,415
	Zoetis Inc.	3.000%	5/15/50	1,670	1,732

	Energy (2.5%)
	BP Capital Markets America Inc.	3.543%	4/6/27	3,000	3,326
	BP Capital Markets America Inc.	4.234%	11/6/28	870	1,013
	BP Capital Markets plc	3.279%	9/19/27	635	693
10	BP Capital Markets plc	1.104%	11/15/34	550	582
8	Cameron LNG LLC	3.701%	1/15/39	1,000	1,070
	Canadian Natural Resources Ltd.	2.950%	1/15/23	600	619
	Canadian Natural Resources Ltd.	3.800%	4/15/24	520	552
	Cenovus Energy Inc.	3.000%	8/15/22	145	139
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	2,695	3,022
	Concho Resources Inc.	4.375%	1/15/25	550	567
	ConocoPhillips Co.	4.950%	3/15/26	835	999
	ConocoPhillips Co.	4.300%	11/15/44	265	323
	DCP Midstream Operating LP	5.625%	7/15/27	59	59
	Diamondback Energy Inc.	4.750%	5/31/25	250	268
	Diamondback Energy Inc.	3.250%	12/1/26	1,390	1,399
	Enbridge Energy Partners LP	5.500%	9/15/40	125	148
	Enbridge Inc.	3.125%	11/15/29	700	728
	Enbridge Inc.	4.000%	11/15/49	300	316
8	Endeavor Energy Resources LP / EER
	Finance Inc.	6.625%	7/15/25	45	45
8	Endeavor Energy Resources LP / EER
	Finance Inc.	5.750%	1/30/28	105	101
	Energy Transfer Operating LP	5.500%	6/1/27	1,280	1,424
	Energy Transfer Operating LP	6.250%	4/15/49	400	425
	Energy Transfer Operating LP	5.000%	5/15/50	200	189
	Energy Transfer Partners LP	6.050%	6/1/41	700	719

Energy Transfer Partners LP	6.500%	2/1/42	400	438
Enterprise Products Operating LLC	4.050%	2/15/22	3,000	3,158
Enterprise Products Operating LLC	5.950%	2/1/41	300	384
Enterprise Products Operating LLC	4.850%	3/15/44	900	1,045
Enterprise Products Operating LLC	4.800%	2/1/49	500	589
8 EQM Midstream Partners LP	6.500%	7/1/27	155	158
EQT Corp.	3.000%	10/1/22	120	113
Exxon Mobil Corp.	2.610%	10/15/30	1,400	1,491
Exxon Mobil Corp.	4.227%	3/19/40	1,235	1,486
Exxon Mobil Corp.	3.452%	4/15/51	655	723
Kinder Morgan Energy Partners LP	4.300%	5/1/24	500	547
Kinder Morgan Energy Partners LP	5.800%	3/15/35	611	721
Kinder Morgan Energy Partners LP	5.500%	3/1/44	300	356
Kinder Morgan Inc.	5.300%	12/1/34	100	115
Kinder Morgan Inc.	5.550%	6/1/45	500	606
Magellan Midstream Partners LP	4.200%	10/3/47	290	298
Marathon Petroleum Corp.	4.750%	12/15/23	1,222	1,335
Marathon Petroleum Corp.	4.700%	5/1/25	2,360	2,643
Marathon Petroleum Corp.	4.500%	4/1/48	200	205
8 MEG Energy Corp.	6.500%	1/15/25	114	106
MPLX LP	4.700%	4/15/48	900	902
Occidental Petroleum Corp.	2.600%	8/13/21	90	88
Occidental Petroleum Corp.	2.700%	8/15/22	185	172
Occidental Petroleum Corp.	5.550%	3/15/26	200	183
ONEOK Inc.	3.400%	9/1/29	500	486
Phillips 66	3.700%	4/6/23	450	481
Phillips 66 Partners LP	3.605%	2/15/25	305	326
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	1,110	1,174
Sabine Pass Liquefaction LLC	6.250%	3/15/22	2,000	2,129
Sabine Pass Liquefaction LLC	5.875%	6/30/26	1,270	1,492
Shell International Finance BV	2.375%	11/7/29	660	692
Shell International Finance BV	3.125%	11/7/49	300	313
Suncor Energy Inc.	3.100%	5/15/25	1,485	1,586
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	2,000	2,285
Targa Resources Partners LP / Targa
Resources Partners Finance Corp.	6.500%	7/15/27	120	120
TransCanada PipeLines Ltd.	3.750%	10/16/23	190	205
TransCanada PipeLines Ltd.	4.250%	5/15/28	155	177
TransCanada PipeLines Ltd.	4.625%	3/1/34	195	226
TransCanada PipeLines Ltd.	4.750%	5/15/38	800	939
TransCanada PipeLines Ltd.	4.875%	5/15/48	600	744
8 Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	780	829
Valero Energy Corp.	2.850%	4/15/25	435	459
Valero Energy Corp.	4.350%	6/1/28	300	338
Valero Energy Corp.	4.900%	3/15/45	100	116
Western Midstream Operating LP	4.050%	2/1/30	610	586
Williams Cos. Inc.	3.750%	6/15/27	1,540	1,643
Williams Cos. Inc.	6.300%	4/15/40	200	240
WPX Energy Inc.	5.875%	6/15/28	65	62
WPX Energy Inc.	4.500%	1/15/30	115	101

Other Industrial (0.1%)
California Institute of Technology	3.650%	9/1/19	1,500	1,657
4 Duke University	2.682%	10/1/44	500	525
Hillenbrand Inc.	5.750%	6/15/25	102	106

	Technology (1.1%)
	Adobe Inc.	2.150%	2/1/27	563	603
	Apple Inc.	3.850%	5/4/43	3,375	4,166
	Apple Inc.	2.950%	9/11/49	870	947
8	Broadcom Inc.	3.625%	10/15/24	193	210
10	Capgemini SE	2.000%	4/15/29	900	1,085
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	70	70
	CDW LLC / CDW Finance Corp.	5.000%	9/1/25	35	36
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	185	186
8	CommScope Finance LLC	5.500%	3/1/24	10	10
8	CommScope Finance LLC	8.250%	3/1/27	85	87
8	CommScope Inc.	6.000%	3/1/26	45	46
8	CommScope Inc.	7.125%	7/1/28	59	59
	Fiserv Inc.	3.800%	10/1/23	65	71
	Fiserv Inc.	4.400%	7/1/49	400	484
8	Gartner Inc.	4.500%	7/1/28	155	156
	Intel Corp.	4.750%	3/25/50	1,210	1,704
	International Business Machines Corp.	3.300%	5/15/26	1,610	1,810
	International Business Machines Corp.	4.250%	5/15/49	275	343
	Intuit Inc.	0.650%	7/15/23	440	441
	Intuit Inc.	0.950%	7/15/25	1,950	1,954
	Intuit Inc.	1.350%	7/15/27	1,170	1,174
8	Iron Mountain Inc.	5.250%	7/15/30	59	58
	Microsoft Corp.	2.525%	6/1/50	1,400	1,446
8	MSCI Inc.	3.875%	2/15/31	50	51
8	NCR Corp.	8.125%	4/15/25	35	37
	PayPal Holdings Inc.	2.400%	10/1/24	2,500	2,650
8	Qorvo Inc.	4.375%	10/15/29	230	236
8	Sabre GLBL Inc.	9.250%	4/15/25	205	216
8	Seagate HDD Cayman	4.125%	1/15/31	700	734
8	SS&C Technologies Inc.	5.500%	9/30/27	90	92
	Verisk Analytics Inc.	4.125%	3/15/29	1,065	1,248
	Western Digital Corp.	4.750%	2/15/26	213	220

	Transportation (0.9%)
8	Air Canada	7.750%	4/15/21	115	115
11	Aurizon Network Pty Ltd.	4.000%	6/21/24	2,500	1,837
	Burlington Northern Santa Fe LLC	3.400%	9/1/24	100	110
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	3,320	3,564
8	Cargo Aircraft Management Inc.	4.750%	2/1/28	160	159
	CSX Corp.	4.250%	3/15/29	2,960	3,548
	CSX Corp.	3.800%	4/15/50	1,000	1,188
	Delta Air Lines Inc.	2.900%	10/28/24	110	89
8	Delta Air Lines Inc.	7.000%	5/1/25	335	347
	Delta Air Lines Inc.	7.375%	1/15/26	285	276
4,8 Mileage Plus Holdings LLC / Mileage Plus
	Intellectual Property Assets Ltd.	6.500%	6/20/27	234	234
	Norfolk Southern Corp.	3.050%	5/15/50	1,660	1,717
	Southwest Airlines Co.	2.625%	2/10/30	2,250	2,019
	Union Pacific Corp.	3.500%	6/8/23	275	298
	Union Pacific Corp.	3.150%	3/1/24	410	445
	Union Pacific Corp.	2.150%	2/5/27	4,005	4,235
					495,503
Utilities (3.2%)
	Electric (2.9%)
	AEP Transmission Co. LLC	3.800%	6/15/49	750	886
	Appalachian Power Co.	4.500%	3/1/49	300	366

8 Berkshire Hathaway Energy Co.	4.250%	10/15/50	1,000	1,256
8 Calpine Corp.	4.500%	2/15/28	220	215
8 Calpine Corp.	5.125%	3/15/28	200	196
8 Clearway Energy Operating LLC	4.750%	3/15/28	164	166
Commonwealth Edison Co.	3.800%	10/1/42	685	804
Commonwealth Edison Co.	3.750%	8/15/47	490	581
Connecticut Light & Power Co.	3.200%	3/15/27	1,600	1,751
Connecticut Light & Power Co.	4.000%	4/1/48	280	342
Dominion Energy Inc.	2.750%	1/15/22	500	518
Dominion Energy Inc.	3.300%	3/15/25	175	187
Dominion Energy Inc.	3.375%	4/1/30	1,000	1,105
Dominion Energy Inc.	4.050%	9/15/42	500	563
Dominion Energy South Carolina Inc.	4.600%	6/15/43	530	680
8 DPL Inc.	4.125%	7/1/25	40	40
DTE Electric Co.	2.250%	3/1/30	715	751
DTE Electric Co.	3.700%	3/15/45	225	260
DTE Electric Co.	2.950%	3/1/50	400	416
DTE Energy Co.	2.600%	6/15/22	4,000	4,105
Duke Energy Carolinas LLC	2.950%	12/1/26	3,725	4,132
Duke Energy Carolinas LLC	2.450%	8/15/29	970	1,045
Duke Energy Carolinas LLC	5.300%	2/15/40	250	346
Duke Energy Carolinas LLC	4.250%	12/15/41	1,508	1,851
Duke Energy Corp.	3.750%	9/1/46	1,000	1,140
Duke Energy Corp.	3.950%	8/15/47	400	463
Duke Energy Indiana LLC	2.750%	4/1/50	1,200	1,208
Duke Energy Progress LLC	4.100%	5/15/42	400	480
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	1,000	1,188
Entergy Louisiana LLC	4.200%	9/1/48	500	634
Entergy Texas Inc.	3.550%	9/30/49	705	777
Evergy Inc.	2.900%	9/15/29	2,130	2,281
Eversource Energy	3.450%	1/15/50	615	660
Exelon Corp.	3.950%	6/15/25	130	146
Exelon Corp.	4.050%	4/15/30	200	231
Exelon Corp.	5.625%	6/15/35	200	260
Exelon Corp.	5.100%	6/15/45	1,000	1,287
Exelon Corp.	4.450%	4/15/46	500	605
FirstEnergy Corp.	3.400%	3/1/50	500	528
Florida Power & Light Co.	4.125%	2/1/42	417	519
Florida Power & Light Co.	3.800%	12/15/42	535	643
NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	2,400	2,600
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	605	681
Northern States Power Co.	6.250%	6/1/36	500	728
NRG Energy Inc.	7.250%	5/15/26	70	74
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	1,300	1,412
Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,140	1,356
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	510	616
Pacific Gas and Electric Co.	1.750%	6/16/22	5,555	5,561
Pacific Gas and Electric Co.	3.300%	8/1/40	250	243
Pacific Gas and Electric Co.	3.500%	8/1/50	340	328
PacifiCorp	5.250%	6/15/35	313	434
PacifiCorp	4.150%	2/15/50	865	1,080
PECO Energy Co.	4.150%	10/1/44	1,515	1,869
PECO Energy Co.	3.700%	9/15/47	785	931
PG&E Corp.	5.250%	7/1/30	155	156
Public Service Co. of Colorado	6.250%	9/1/37	550	811
Public Service Co. of Colorado	3.800%	6/15/47	1,000	1,198
Public Service Electric & Gas Co.	3.000%	5/15/25	1,000	1,097
Southern California Edison Co.	4.000%	4/1/47	315	359

	Southern California Edison Co.	4.875%	3/1/49	85	110
10 SSE plc		1.750%	4/16/30	465	547
	Union Electric Co.	4.000%	4/1/48	410	494
	Union Electric Co.	3.250%	10/1/49	405	439
	Virginia Electric & Power Co.	3.150%	1/15/26	425	473
	Virginia Electric & Power Co.	2.950%	11/15/26	1,420	1,568
	Virginia Electric & Power Co.	4.000%	1/15/43	1,180	1,405
8	Vistra Operations Co. LLC	5.500%	9/1/26	65	66
8	Vistra Operations Co. LLC	5.625%	2/15/27	65	67
8	Vistra Operations Co. LLC	5.000%	7/31/27	350	355
	Xcel Energy Inc.	3.500%	12/1/49	520	572

	Natural Gas (0.1%)
	Sempra Energy	3.250%	6/15/27	800	878
	Sempra Energy	4.000%	2/1/48	180	205

	Other Utility (0.2%)
11 DBNGP Finance Co. Pty Ltd.		4.225%	5/28/25	5,550	4,220
					68,545
Total Corporate Bonds (Cost $708,899)					741,291
Sovereign Bonds (10.3%)
8	Banque Ouest Africaine de Developpement	4.700%	10/22/31	480	487
4	Bermuda	4.750%	2/15/29	360	405
	Corp. Financiera de Desarrollo SA	4.750%	2/8/22	4,500	4,658
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	4,230	4,394
	Ecopetrol SA	5.875%	9/18/23	1,165	1,248
	Ecopetrol SA	4.125%	1/16/25	2,268	2,259
8	Emirate of Abu Dhabi	2.500%	4/16/25	9,818	10,313
	Empresa Nacional del Petroleo	4.750%	12/6/21	3,200	3,312
4	Empresa Nacional del Petroleo	5.250%	11/6/29	2,229	2,491
	Equinor ASA	2.450%	1/17/23	341	356
8	Export-Import Bank of India	3.875%	2/1/28	240	248
	Gazprom PJSC Via Gaz Capital SA	5.150%	2/11/26	2,000	2,219
8	Honduras Government International Bond	5.625%	6/24/30	3,187	3,231
	Kingdom of Saudi Arabia	2.375%	10/26/21	5,000	5,070
8,10 Kingdom of Spain		1.250%	10/31/30	18,140	21,994
8,10 Kingdom of Spain		1.000%	10/31/50	7,800	8,114
	Mexico Government International Bond	3.750%	1/11/28	1,300	1,352
4	Mexico Government International Bond	4.750%	4/27/32	970	1,069
8,10 North Macedonia Government International Bond		3.675%	6/3/26	2,350	2,677
	NTPC Ltd.	4.250%	2/26/26	250	265
8	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.125%	3/20/22	200	201
8	Ontario Teachers' Cadillac Fairview
	Properties Trust	3.875%	3/20/27	200	213
8	Ontario Teachers' Cadillac Fairview
	Properties Trust	4.125%	2/1/29	560	614
4	Oriental Republic of Uruguay	4.375%	10/27/27	1,577	1,806
	Petrobras Global Finance BV	5.299%	1/27/25	2,400	2,493
	Petrobras Global Finance BV	5.999%	1/27/28	6,570	6,882
8,10 Republic of Albania		3.500%	6/16/27	3,000	3,347
4	Republic of Colombia	2.625%	3/15/23	11,000	11,149
	Republic of Colombia	4.000%	2/26/24	6,471	6,795
	Republic of Colombia	10.375%	1/28/33	1,652	2,532
4	Republic of Colombia	4.125%	5/15/51	2,570	2,534
	Republic of Croatia	5.500%	4/4/23	3,100	3,409
	Republic of Honduras	8.750%	12/16/20	2,209	2,245

	Republic of Honduras	6.250%	1/19/27	1,100	1,173
	Republic of Hungary	6.375%	3/29/21	1,760	1,830
	Republic of Hungary	5.375%	2/21/23	4,100	4,489
10	Republic of Hungary	1.125%	4/28/26	2,000	2,270
10	Republic of Hungary	1.750%	6/5/35	1,200	1,328
10	Republic of Ireland	1.100%	5/15/29	10,100	12,546
	Republic of Lithuania	6.125%	3/9/21	365	378
	Republic of Lithuania	6.625%	2/1/22	2,000	2,178
4	Republic of Panama	4.000%	9/22/24	6,085	6,602
	Republic of Panama	7.125%	1/29/26	11,500	14,490
	Republic of Panama	8.125%	4/28/34	150	224
	Republic of Peru	7.350%	7/21/25	2,220	2,824
4	Republic of Peru	2.392%	1/23/26	1,445	1,508
10	Republic of Romania	2.124%	7/16/31	965	1,028
8,10 Republic of Romania		2.000%	1/28/32	503	526
	Republic of Serbia	7.250%	9/28/21	3,896	4,145
	Republic of South Africa	5.875%	9/16/25	3,563	3,781
	Republic of the Philippines	4.200%	1/21/24	4,800	5,214
	Republic of Trinidad & Tobago	4.500%	8/4/26	2,400	2,429
	Republic of Turkey	5.250%	3/13/30	500	449
	Russian Federation	4.750%	5/27/26	10,400	11,843
8,10 Serbia International Bond		3.125%	5/15/27	3,536	4,151
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	289	305
	State of Israel	2.750%	7/3/30	2,656	2,912
	State of Israel	3.375%	1/15/50	1,300	1,415
	State of Kuwait	2.750%	3/20/22	2,685	2,767
4	United Mexican States	3.900%	4/27/25	4,928	5,258
	United Mexican States	4.500%	4/22/29	4,000	4,324
Total Sovereign Bonds (Cost $218,628)					222,769
Taxable Municipal Bonds (0.3%)
	California GO	7.550%	4/1/39	500	890
	Houston TX GO	6.290%	3/1/32	1,800	2,311
14	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	800	967
	New York Metropolitan Transportation
	Authority Revenue	6.814%	11/15/40	220	287
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	700	826
	Texas Private Activity Surface Transportation
	Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	700	721
	Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	500	546
Total Taxable Municipal Bonds (Cost $6,156)					6,548

				Shares
Temporary Cash Investment (13.5%)
Money Market Fund (13.5%)
15	Vanguard Market Liquidity Fund
	(Cost $292,224)	0.227%		2,922,343	292,234
Total Investments (113.6%) (Cost $2,373,207)					2,450,527
Other Assets and Liabilities -Net (-13.6%)					(294,083)
Net Assets (100%)					2,156,444

¤ Includes securities purchased on a when-issued or delayed -delivery basis for which the fund has not taken delivery as of June 30, 2020.
§ Security value determined using significant unobservable inputs.
1 Securities with a value of $115,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.

2 Securities with a value of $6,735,000 have been segregated as initial margin for open futures contracts.
3 Securities with a value of $632,000 have been segregated as initial margin for open centrally cleared swap contracts.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6 Interest-only security.
7 Inverse interest-only security.
8 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the aggregate value of these securities was $171,670,000, representing 8.0% of net assets.
9 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable -rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10 Face amount denominated in euro.
11 Face amount denominated in Australian dollars.
12 Face amount denominated in British pounds.
13 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
June 30, 2020.
14 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
15 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS —Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End
Options Written

				Notional	Market
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)
Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures
Contracts	7/24/20	230	$139.00	31,970	(137)

Put Options
10-Year U.S. Treasury Note Futures
Contracts	7/24/20	230	$138.00	31,740	(36)
Total Options Written (Premiums Received $204)					(173)

Futures Contracts
					($000)

		Number of		Value and Unrealized
		Long (Short	Notional	Appreciation
	Expiration	Contracts)	Amount	(Depreciation)
Long Futures Contracts
Ultra Long U.S. Treasury Bond	September 2020	370	80,718	660
5-Year U.S. Treasury Note	September 2020	393	49,417	23
30-Year U.S. Treasury Bond	September 2020	66	11,785	66
				749

Short Futures Contracts
2-Year U.S. Treasury Note
	September 2020	(192)	(42,399)	(26)
Euro-OAT
	September 2020	(223)	(42,003)	(278)
Euro-Bund
	September 2020	(156)	(30,938)	(210)
Euro-Bobl
	September 2020	(61)	(9,251)	(47)
AUD 3-Year Treasury Bond
	September 2020	(105)	(8,482)	2
10-Year U.S. Treasury Note
	September 2020	(51)	(7,098)	(16)
Euro-Schatz
	September 2020	(35)	(4,410)	(6)
Long Gilt
	September 2020	(24)	(4,093)	(10)
Euro-Buxl
	September 2020	(11)	(2,718)	(112)
AUD 10-Year Treasury Bond
	September 2020	(18)	(1,848)	(5)
Ultra 10-Year U.S. Treasury Note
	September 2020	(8)	(1,260)	(2)
				(710)
				39

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Barclays Bank plc	7/15/20	EUR	15,164	USD	17,112	—	(70)
BNP Paribas	7/15/20	EUR	3,767	USD	4,243	—	(9)
Goldman Sachs Bank	7/15/20	GBP	219	USD	275	—	(4)

USA
BNP Paribas	7/15/20	USD	57,835	EUR	51,434	28	—
Toronto-Dominion Bank	7/15/20	USD	14,742	AUD	21,538	—	(123)
Morgan Stanley Capital
Services LLC	7/15/20	USD	12,182	EUR	10,840	—	(1)
Bank of America, N.A.	7/15/20	USD	10,590	EUR	9,382	46	—
Bank of America, N.A.	7/15/20	USD	6,710	EUR	5,971	—	(1)
Royal Bank of Canada	7/15/20	USD	6,333	GBP	5,049	76	—
Morgan Stanley Capital
Services LLC	7/15/20	USD	5,212	EUR	4,633	5	—
J.P. Morgan Securities LLC	7/15/20	USD	2,126	EUR	1,897	—	(5)
Barclays Bank plc	7/15/20	USD	670	EUR	592	5	—
Standard Chartered Bank	7/15/20	USD	67	EUR	59	—	—
J.P. Morgan Securities LLC	7/15/20	USD	53	EUR	47	—	—
Standard Chartered Bank	7/15/20	USD	6	ZAR	111	—	—
J.P. Morgan Securities LLC	7/15/20	USD	—	MXN	6	—	—
						160	(213)

AUD—Australian dollar.
EUR—euro.
GBP—British pound.
MXN—Mexican peso.
USD—U.S. dollar.
ZAR—South African rand.

Over-the-Counter Credit Default Swaps
						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Paid	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Value	(Received)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody's Rating
Berkshire
Hathaway
Inc./Aa2	6/20/22	BARC	450	1.000	8	3	5	—
Berkshire
Hathaway
Inc./Aa2	12/20/22	BARC	400	1.000	8	3	5	—
Berkshire
Hathaway
Inc./Aa2	12/20/24	BARC	600	1.000	19	16	3	—

Berkshire
Hathaway
Inc./Aa2	12/20/24	JPMC	600	1.000	19	15	4	—

Metlife Inc./A3	12/20/21	BARC	100	1.000	1	—	1	—

Metlife Inc./A3	6/20/24	BARC	700	1.000	15	1	14	—

People’s
Republic of
China/A3	6/20/22	BNPSW	200	1.000	3	1	2	—

					73	39	34	—

Credit Protection Purchased
Bank of China
Ltd.	12/20/21	BNPSW	100	(1.000)	(1)	—	—	(1)
Bank of China
Ltd.	6/20/22	BNPSW	200	(1.000)	(3)	—	—	(3)
Commerzbank
AG	6/20/21	BOANA	505	(1.000)	(2)	2	—	(4)
Deutsche Bank
AG	12/20/22	JPMC	265	(1.000)	2	(1)	3	—
Federative
Republic of
Brazil	6/20/25	MSCS	4,375	(1.000)	305	545	—-	(240)
Lincoln
National Corp.	6/20/21	BARC	35	(1.000)	—	—	—	—
Lincoln
National Corp.	6/20/21	BARC	25	(1.000)	—	—	—	—
Lincoln
National Corp.	12/20/21	BARC	100	(1.000)	(2)	—	—	(2)
McDonald's
Corp.	6/20/22	GSI	325	(1.000)	(6)	(4)	—	(2)
People's
Republic of
China	6/20/23	GSI	1,200	(1.000)	(27)	(10)	—	(17)
Republic of
Colombia	6/20/25	JPMC	6,270	(1.000)	165	656	—	(491)
Republic of
Colombia	6/20/25	JPMC	3,370	(1.000)	89	392	—	(303)
Republic of
Colombia	6/20/25	MSCS	4,600	(1.000)	121	298	—	(177)
Republic of
Colombia	6/20/25	MSCS	4,000	(1.000)	105	223	—	(118)
Republic of
South Africa	6/20/25	GSI	1,190	(1.000)	110	152	—	(42)
Republic of
South Africa	6/20/25	MSCS	2,600	(1.000)	241	357	—	(116)
Republic of
Turkey	6/20/25	JPMC	650	(1.000)	107	105	2	—
Russian
Federation	6/20/25	BARC	10,000	(1.000)	40	(5)	45	—
Societe
Generale SA	12/20/21	JPMC	325	(1.000)	(4)	(1)	—	(3)
Standard
Chartered Bank	12/20/21	JPMC	185	(1.000)	(2)	—	—	(2)

State of Qatar	6/20/22	BOANA	340	(1.000)	(5)	1	—	(6)

State of Qatar	6/20/22	CITNA	660	(1.000)	(9)	3	—	(12)
Total					1,224	2,713	50	(1,539)
Total					1,297	2,752	84	(1,539)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
BOANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.

At June 30, 2020, the counterparties had deposited in segregated accounts securities with a value of
$788,000 and cash of $1,150,000 in connection with open forward currency contracts and open over -
the-counter swap contracts.

Centrally Cleared Interest Rate Swaps
			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
Termination	Effective	Amount	(Paid) [2]	(Paid) [3]	Value	(Depreciation)
Date	Date[1]	($000)	(%)	(%)	($000)	($000)

9/16/21	9/16/20	1,821	0.250	(0.000)	—	1

9/16/22	9/16/20	1,431	0.500	(0.000)	8	1

9/18/23	9/16/20	1	0.500	(0.000)	—	—

9/16/24	9/16/20	415	0.500	(0.000)	4	1
					12	3

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Fixed interest payment received/paid semi-annually.
3 Based on 3-month USD LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard
Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the borard of trustees to represent fair value. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market - or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers .
Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation
(depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
F. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC)
and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay a fixed rate and receive a floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract.
Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options.
Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as an asset (liability) and as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market.
The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract.
The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default
(including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

H. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage -
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage -
backed securities market or in order to sell mortgage-backed securities it owns under delayed-
delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short -
term investments in an amount sufficient to meet the purchase price at the settlement date of the
TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a
Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.
I. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage -
dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-
backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-
roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment
Securities Sold or Payables for Investment Securities Purchased.
At June 30, 2020, counterparties had deposited in segregated accounts cash of $710,000 in connection with TBA transactions.
J. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
June 30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,080,381	—	1,080,381
Asset-Backed/Commercial Mortgage-Backed
Securities	—	106,904	400	107,304
Corporate Bonds	—	741,291	—	741,291
Sovereign Bonds	—	222,769	—	222,769
Taxable Municipal Bonds	—	6,548	—	6,548
Temporary Cash Investments	292,234	—	—	292,234
Total	292,234	2,157,893	400	2,450,527
Derivative Financial Instruments
Assets
Futures Contracts[1]	128	—	—	128
Forward Currency Contracts	—	160	—	160
Swap Contracts	—[1]	84	—	84
Total	128	244	—	372
Liabilities
Options Written	—	173	—	173
Futures Contracts[1]	453	—	—	453
Forward Currency Contracts	—	213	—	213
Swap Contracts	—[1]	1,539	—	1,539
Total	453	1,925	—	2,378
1 Represents variation margin on the last day of the reporting period.